Investments accounted for using equity method	12 Months Ended
Dec. 31, 2023
Investments Accounted For Using Equity Method
Investments accounted for using equity method

Note 16   Investments accounted for using equity method

Joint ventures and Associates

As of December 31, 2023 and 2022, the Company recorded investments qualifying as joint venture and associates.

The share value of investments in joint ventures and associates are detailed as follows:

	Percentage of participation	As of December 31, 2023	As of December 31, 2022
	%	ThCh$	ThCh$
Cervecería Austral S.A.	50,00	12,650,998	10,874,398
Central Cervecera de Colombia S.A.S.	50,00	19,793,183	21,228,654
Zona Franca Central Cervecera S.A.S.	50,00	106,768,550	84,611,035
Aguas de Origen S.A.	50,00	8,636,461	22,064,018
Total joint ventures		147,849,192	138,778,105
Aguas Danone de Argentina S.A.	49,00	880,815	1,334,009
Others companies		863,173	813,898
Total associates		1,743,988	2,147,907
Total		149,593,180	140,926,012

The above mentioned values include goodwill generated in the acquisition of the following joint venture and associate, which are presented net of any impairment loss:

	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Aguas Danone de Argentina S.A.	72,589	104,552
Aguas de Origen S.A.	3,017,505	2,336,251
Total	4,984,864	4,335,573

The share of net income (loss) of joint ventures and associates accounted for using the equity method are detailed as follows:

	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Central Cervecera de Colombia S.A.S.	(10,565,966)	(9,410,015)	(5,935,519)
Zona Franca Central Cervecera S.A.S.	(1,710,319)	(1,965,827)	2,904,998
Aguas de Origen S.A.	(9,695,813)	2,533,720	–
Cervecería Austral S.A.	2,802,039	2,829,304	3,957,553
Total joint ventures	(19,170,059)	(6,012,818)	927,032
Aguas Danone de Argentina S.A.	(45,336)	(5,272,903)	–
Others companies	(2,363)	307,653	(701,006)
Total associates	(47,699)	(4,965,250)	(701,006)
Total	(19,217,758)	(10,978,068)	226,026

Changes in investments in joint ventures and associates are detailed as follows:

	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Balance at the beginning of year	140,926,012	138,114,480
Others payments to acquire interests in joint ventures	7,086,899	36,465,915
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(19,217,758)	(10,978,068)
Dividends received	(908,640)	(4,164,922)
Others (*)	21,706,667	(18,511,393)
Total	149,593,180	140,926,012

(*) Mainly includes effects from the foreign currency of joint ventures.

Significant matters regarding investments accounted for using the equity method are detailed as follows:

(1) Cervecería Austral S.A.

It is a closed stock company that operates as a beer manufacturing facility in the southern end of Chile, which is the southernmost brewery in the world.

(2) Central Cervecera de Colombia S.A.S. and Zona Franca Central Cervecera S.A.S.

On November 10, 2014, CCU, directly and through its subsidiaries CCU Investments II SpA., and Grupo Postobón have established a joint arrangement through a company named Central Cervecera de Colombia S.A.S. (the "Company"), in which CCU and Grupo Postobón participate as equal shareholders. The purpose of this Company is the beer and non-alcoholic drinks production, marketing and distribution based on malt (Products).

Subsequently, on August 16, 2017, CCU, through its subsidiary CCU Investments ll Limitada, acquired 50% of the shares of a company incorporated in Colombia called Zona Franca Central Cervecera S.A.S. (ZF CC), which relates to a joint agreements and that qualifies as a joint operation, in which CCU and Grupo Postobón participate as equal shareholders. The amount of this transaction was US$ 10,204, equivalents to ThCh$ 6,432. The purpose of ZF CC is acting exclusively as industrial user of one or more free trade zones; manufacturing and selling products of its own brands and through licenses to CCC, CCC markets these products.

For the purposes above, previous associations involve the construction of a beer production plant, with an annual total capacity of 3,000,000 hectoliters.

As of December 31, 2023 and December 31, 2022, the amount of capital contributions to CCC and ZF CC amounts to US$ 304,170,191 and US$ 298,959,619 (equivalent to ThCh$ 206,283,598 and ThCh$ 202,106,752 based on the exchange rates at the dates of the contributions), respectively.

(3) Aguas Danone de Argentina S.A. and Aguas de Origen S.A.

On April 28, 2022, CCU through its subsidiary, Compañía Cervecerías Unidas Argentina S.A. acquired 49% of the ownership of Aguas Danone de Argentina S.A. ("ADA"), which includes the business of mineral waters, flavored waters and powdered juices with its brands Villavicencio, Villa del Sur, Levité, Ser and Brío (the "Transaction"). The Transaction included share acquisition and capital contributions in Argentine pesos totaling US$ 28.8 million (equivalent to ThCh$ 27,386,281).

According to a public deed dated April 28, 2022, the subsidiary Compañía Cervecerías Unidas Argentina S.A., acquired 49,000 ordinary, nominative, non-endorsable shares of Aguas de Origen S.A. ("ADO"), at a value of one Argentine peso each, reaching a 49% interest in this company. The effective payment of this acquisition was made on August 26, 2022.

It should be noted that ADO, is the continuation of the business of Aguas Danone de Argentina S.A., whish was efective as of December 1, 2022 as a result of the spin-off-merger approved by the shareholders' meeting of Aguas Danone de Argentina S.A. and Aguas de Origen S.A. on June 30, 2022.

On November 30, 2022, a purchase of 634,061 shares equivalent to ThCh$ 542,974 was made from Holding Internationale De Boissons S.A.S., which corresponds to 1% of the shares of ADO, thus reaching a 50% shareholding in this company.

On March 30, 2023, at an Extraordinary Shareholders' Meeting of Aguas de Origen S.A., it was agreed to increase capital and set a share premium by the shareholder Holding Internationale De Boissons S.A.S., resulting in a capital increase of ARS 1 and a share premium of ARS 80,158,267 (equivalent to ThCh$ 304,411). In another Extraordinary Meeting held on the same day, the subsidiary Compañía Cervecerías Unidas Argentina S.A., also made a capital stock contribution of ARS 1, consequently, both shareholders maintained the same participation in this company.

On June 6, 2023, at an Extraordinary Shareholders' Meeting of ADO, it was agreed: (i) to capitalize the balance in the capital adjustment account in the amount of ARS 59,643, issuing bonus shares that were awarded to the shareholders Compañía Cervecerías Unidas Argentina S.A. and Holding Internationale de Boissons S.A.S. in proportion to their shareholdings; and (ii) to approve a capital increase in the amount of ARS 29,142,000 (equivalent to ThCh$ 95,601), which was subscribed and paid in by subsidiary Compañía Cervecerías Unidas Argentina S.A. and shareholder Holding Internationale de Boissons S.A.S. in proportion to their shareholdings. As a result, both shareholders maintained the same shareholding in this company.

On September 27, 2023, at an Extraordinary Shareholders' Meeting of ADO, a capital increase was approved in the amount of ARS 1 with a share premium in the amount of ARS 1,688,179,074 (equivalent to ThCh$ 4,373,920), which was fully subscribed and paid in by the subsidiary Compañía Cervecerías Unidas Argentina S.A. In another Extraordinary Shareholders' Meeting held on the same day, a capital increase was approved for the amount of ARS 1, which was fully subscribed and paid in by the shareholder Holding Internationale De Boissons S.A.S., as a result, both shareholders maintained the same shareholding in this company.

On October 25, 2023, at an Extraordinary Shareholders' Meeting of ADO, an increase in capital stock in the amount of ARS 62,811,000 (equivalent to ThCh$ 159,661) was approved, which was subscribed and paid in equal parts by the subsidiary Compañía Cervecerías Unidas Argentina S.A. and the shareholder Holding Internationale De Boissons S.A.S.

On December 21, 2023, at ADO's Extraordinary Shareholders' Meeting, an increase in capital stock in the amount of ARS 80,385,000 (equivalent to ThCh$ 86,937) was approved, which was subscribed and paid in equal parts by the subsidiary Compañía Cervecerías Unidas Argentina S.A. and the shareholder Holding Internationale De Boissons S.A.S.

The Company does not have any contingent liabilities related to joint ventures and associates as December 31, 2023.

Summarized financial information for associates and joint ventures: The tables below provide summarized financial information for those joint ventures and associates that are material to the group. The information disclosed reflects the amounts presented in the financial statements of the relevant associates and joint ventures and not the Company's share of those amounts. They have been amended to reflect adjustments made by the entity when using the equity method, including fair value adjustments.

	Associates		Joint ventures
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$	ThCh$	ThCh$
Assets and Liabilities
Current assets	120,150	1,002,278	130,488,940	185,086,705
Non-current assets	1,871,190	3,554,693	360,977,091	287,017,890
Current liabilities	(101,254)	885,460	106,403,754	127,663,233
Non-current liabilities	(240,587)	1,162,416	96,312,931	75,013,628

	Associates		Joint ventures
	For the years ended as of December 31,
	2023	2022	2023	2022	2021
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	120,587	133,790,585	411,989,034	327,979,632	266,707,778
Operating result	(180,321)	(8,524,865)	(28,106,929)	(8,895,582)	(3,907,203)
Net income for year	(92,524)	(13,235,375)	(37,483,698)	(14,228,664)	548,637
Other comprehensive income	(908,241)	(13,235,375)	51,387,114	(28,791,782)	16,571,448
Depreciation and amortization	(180,254)	(3,739,776)	(22,734,983)	(16,901,777)	(15,726,722)